S000077112 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2023
iShares Environmentally Aware Real Estate ETF | iShares Environmentally Aware Real Estate ETF
Prospectus [Line Items]
Annual Return [Percent]	10.21%